Leases Summary of Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Operating Leased Assets [Line Items]
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other		Other
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Public Utilities, Property, Plant and Equipment, Net		Public Utilities, Property, Plant and Equipment, Net
Operating lease right-of-use asset	$ 460,990	$ 181,397	$ 441,277
Operating lease liabilities	104,240	22,761	105,512
Operating lease liabilities	365,359	166,700	343,204
Total operating lease liabilities:	469,599	189,461	448,716
Finance Lease, Liability, Current	5,586	3,786	5,654
Finance Lease, Liability, Noncurrent	167,426	96,850	166,059
Finance Lease, Right-of-Use Asset	159,476	91,045	157,091
Finance Lease, Liability	173,012	100,636	171,713
Finance Lease, Right-of-Use Asset, Amortization	4,583	3,915
Finance Lease, Interest Expense	4,217	3,192
Finance Lease, Cost	8,800	7,107
Operating Lease, Cost	191,101	24,993
Variable Lease, Cost	87,450
Lease, Cost	26,357	24,993
Common Plant [Member]
Operating Leased Assets [Line Items]
Finance Lease, Right-of-Use Asset	124,343	53,594	122,558
Natural Gas Processing Plant [Member]
Operating Leased Assets [Line Items]
Finance Lease, Right-of-Use Asset	209	310	164
Electric Plant
Operating Leased Assets [Line Items]
Finance Lease, Right-of-Use Asset	34,924		34,369
Other Noncurrent Liabilities
Operating Leased Assets [Line Items]
Operating lease liabilities	230,686	166,700	230,298
Other Current Liabilities
Operating Leased Assets [Line Items]
Operating lease liabilities	21,830	22,761	22,029
Other
Operating Leased Assets [Line Items]
Operating lease right-of-use asset	244,055	181,397	244,704
Purchase Power Contract
Operating Leased Assets [Line Items]
Operating lease right-of-use asset	216,935	0	196,573
Operating lease liabilities	82,410	0	83,483
Operating lease liabilities	134,673	0	$ 112,906
Operating Lease, Cost	77,294	0
Variable Lease, Cost	$ 164,744	$ 0